Nature of Operations and Summary of Significant Accounting Policies - Summary of Contract Balances (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Franchising Receivables [Member]
Disaggregation of Revenue [Line Items]
Recognized revenue	$ 480	$ 369
Advertising Co Op Funds [Member]
Disaggregation of Revenue [Line Items]
Recognized revenue		159
Gift Card Liability [Member]
Disaggregation of Revenue [Line Items]
Recognized revenue	430	586
Deferred Revenue, Current [Member]
Disaggregation of Revenue [Line Items]
Recognized revenue	490	438
Deferred Revenue, Long-term [Member]
Disaggregation of Revenue [Line Items]
Recognized revenue	$ 2,816	$ 4,250